Revenue - Summary of Disaggregation of Revenue (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE FROM CONTRACTS WITH CUSTOMERS	$ 170,807	$ 193,631
REVENUE FROM OTHER SOURCES	331	463
TOTAL	$ 171,138	$ 194,094